John Hancock Mortgage-Backed Securities ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
John Hancock Mortgage-Backed Securities ETF | N/A
Prospectus [Line Items]
Annual Return [Percent]	3.06%	7.48%	(10.66%)